Financing Receivables - Credit Quality Year of Origination (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized cost for each class of receivables, by credit quality indicator
Total Amortized Cost	$ 13,769	$ 13,640
Americas | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	3,316	2,556
Originated in Fiscal Year before Latest Fiscal Year	1,197	1,013
Originated Two Years before Latest Fiscal Year	559	544
Originated Three Years before Latest Fiscal Year	251	338
Originated Four Years before Latest Fiscal Year	128	108
Originated Five or More Years before Latest Fiscal Year	32	20
Total Amortized Cost	5,482	4,579
Americas | Ba1 - D
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	1,097	1,147
Originated in Fiscal Year before Latest Fiscal Year	323	392
Originated Two Years before Latest Fiscal Year	217	236
Originated Three Years before Latest Fiscal Year	91	117
Originated Four Years before Latest Fiscal Year	26	50
Originated Five or More Years before Latest Fiscal Year	45	53
Total Amortized Cost	1,800	1,994
EMEA | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	1,447	1,181
Originated in Fiscal Year before Latest Fiscal Year	451	506
Originated Two Years before Latest Fiscal Year	258	287
Originated Three Years before Latest Fiscal Year	161	189
Originated Four Years before Latest Fiscal Year	42	15
Originated Five or More Years before Latest Fiscal Year	14	21
Total Amortized Cost	2,373	2,198
EMEA | Ba1 - D
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	704	778
Originated in Fiscal Year before Latest Fiscal Year	159	342
Originated Two Years before Latest Fiscal Year	158	291
Originated Three Years before Latest Fiscal Year	99	85
Originated Four Years before Latest Fiscal Year	16	52
Originated Five or More Years before Latest Fiscal Year	38	46
Total Amortized Cost	1,173	1,595
Asia Pacific | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	799	565
Originated in Fiscal Year before Latest Fiscal Year	203	381
Originated Two Years before Latest Fiscal Year	210	297
Originated Three Years before Latest Fiscal Year	127	211
Originated Four Years before Latest Fiscal Year	84	74
Originated Five or More Years before Latest Fiscal Year	12	38
Total Amortized Cost	1,434	1,567
Asia Pacific | Ba1 - D
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	96	226
Originated in Fiscal Year before Latest Fiscal Year	65	86
Originated Two Years before Latest Fiscal Year	49	51
Originated Three Years before Latest Fiscal Year	22	64
Originated Four Years before Latest Fiscal Year	21	17
Originated Five or More Years before Latest Fiscal Year	17	20
Total Amortized Cost	$ 269	$ 464